Intangible assets	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
The carrying amount of Intangible Assets as of September 30, 2025 is as follows:

September 30, 2025 (As Restated)
(in thousands)
Cost
Customer relationships	$4,134,107
Order backlog	545,922
Trade names & brands	204,713
Patient database	170,487
Technology assets	151,691
Total cost	5,206,920
Accumulated amortization	(1,822,598)
Impairment	(86,739)
Net book value	$3,297,583

In the three months ended September 30, 2025, the amortization expense recognized by the Company was $58.7 million (three months ended September 30, 2024: $58.0 million).

In the nine months ended September 30, 2025, the amortization expense recognized by the Company was $176.7 million (nine months ended September 30, 2024: $291.0 million).

An impairment indicator was identified specific to the Company's Data Solutions reporting unit that indicated the carrying amount of the intangible assets in the Data Solutions reporting unit may not be recoverable. This indicator related to the Company’s revised expectations on the future performance of the reporting unit considering specific external market participant factors. As a result, the Company assessed the fair value of the intangible assets based on estimated future discounted cash flows and recorded an impairment charge of $86.7 million.

There were no additions to intangible assets during the nine months ended September 30, 2025.